UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23879

Coller Secondaries Private Equity Opportunities Fund

(Exact name of registrant as specified in charter)

950 Third Avenue

New York, New York 10022

(Address of principal executive offices) (zip code)

Radin Ahmadian

950 Third Avenue

New York, New York 10022

(212) 644-8500

(Name, Address and Telephone Number of Person Authorized to Receive Notices and
Communications on Behalf of the Filing Person(s))

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 644-8500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Report to Shareholders.

(a)	The semi-annual report (the “Report”) of Coller Secondaries Private Equity Opportunities Fund (the “Fund”) for the period ended September 30, 2025, is attached herewith:

Semi-Annual Report

Coller Secondaries Private Equity Opportunities Fund

September 30, 2025

Table of Contents

Page
Consolidated Schedule of Investments	1-5
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statement of Changes in Net Assets	8-9
Consolidated Statement of Cash Flows	10
Consolidated Financial Highlights	11-13
Notes to Consolidated Financial Statements	14-31

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments
September 30, 2025 (Unaudited)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Private Equity Investments (89.72%)
Direct Investments (0.03%)
Direct Equity (0.03%)
Silverfort Inc.+,[a]	Middle East	Growth	4/1/2024	$250,000	$300,000	0.03%
Total Direct Equity (0.03%)				$250,000	$300,000
Total Direct Investments (0.03%)				$250,000	$300,000
Primary Investments (2.86%)
A11 USD (Feeder)[a]	Europe	Leveraged Buyout	4/1/2024	186,598	200,246	0.02%
EQT Healthcare Growth (No.1) SCSp[a]	Europe	Leveraged Buyout	6/24/2025	1,455,290	1,382,803	0.14%
Invest Tech HWG CV LUX SCSP Partnership[a]	Europe	Leveraged Buyout	7/8/2025	8,421,657	8,439,202	0.84%
VIP V Feeder S.C.Sp.[a]	Europe	Leveraged Buyout	5/23/2024	2,059,483	1,974,307	0.19%
Global Infrastructure Partners V-B Feeder Fund, L.P.[a]	Global	Growth	3/31/2025	920,783	579,459	0.06%
CB Offshore Technology Fund IIa	North America	Leveraged Buyout	6/18/2024	347,692	378,236	0.04%
Dextra Investment VII Lux S.C.Sp.[a]	North America	Co-Investment	10/31/2024	14,749,216	15,894,035	1.57%
Total Primary Investments (2.86%)				$28,140,719	$28,848,288
Secondary Investments (86.83%)
Affinity Asia Pacific Fund IV L.P.[a]	Asia – Pacific	Leveraged Buyout	4/1/2024	4,499,666	4,944,963	0.49%
BPEA Private Equity Fund VI, L.P.2[a]	Asia – Pacific	Leveraged Buyout	4/1/2024	2,463,360	2,495,730	0.25%
Carlyle Asia Partners V, L.P.[a]	Asia – Pacific	Leveraged Buyout	4/1/2024	2,959,914	3,343,459	0.33%
Hony Capital Fund V, L.P.[a]	Asia – Pacific	Leveraged Buyout	4/1/2024	1,377,357	1,354,336	0.13%
Navis Asia Fund VII, L.P.[a]	Asia – Pacific	Leveraged Buyout	4/1/2024	6,845,900	5,866,306	0.58%
TPG Asia VII-B, L.P.[a]	Asia – Pacific	Leveraged Buyout	4/1/2024	1,583,758	2,060,958	0.20%
Victoria South American Central & Partners II, L.P.[a]	South America	Leveraged Buyout	4/1/2024	1,540,135	227,389	0.02%
A10 Feeder, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	2,897,688	3,465,905	0.34%
Advent International GPE VII Limited Partnership[a]	Europe	Leveraged Buyout	6/30/2025	927,447	888,166	0.09%
Advent International GPE VII-B, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	1,306,372	1,190,497	0.12%
Advent International GPE X-E SCSp[a]	Europe	Leveraged Buyout	6/30/2025	11,196,614	11,684,720	1.16%
Alteri Extended Value L.P.[a]	Europe	Leveraged Buyout	11/29/2024	18,273,692	34,759,331	3.44%
Altor Fund V (NO. 1) AB Partnership[a]	Europe	Leveraged Buyout	9/30/2025	6,499,529	8,109,401	0.80%
Apax VIII – Ba	Europe	Leveraged Buyout	4/1/2024	1,032,486	323,937	0.03%
Apse Capital II L.P.[a]	Europe	Leveraged Buyout	10/28/2024	18,602,082	26,431,095	2.62%
Astorg Normec Fund, L.P.[a]	Europe	Leveraged Buyout	9/24/2024	304,497	415,893	0.04%
Astorg VI, FCPI[a]	Europe	Leveraged Buyout	4/1/2024	1,690,859	2,027,236	0.20%
Astorg VII S.À R.L.[a]	Europe	Leveraged Buyout	4/1/2024	2,997,657	3,762,022	0.37%
Axcel V K/Sa	Europe	Leveraged Buyout	4/1/2024	1,114,433	1,546,930	0.15%
Carlyle Europe Partners V, S.C.Sp.[a]	Europe	Leveraged Buyout	4/1/2024	4,834,533	3,661,839	0.36%

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments
September 30, 2025 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
CD&R Value Building Partners I, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	$1,794,418	$2,310,937	0.23%
Cinven Strategic Fund 2 (No.1) Limited Partnership[a]	Europe	Leveraged Buyout	4/30/2025	0	(21,808)	(0.00)%
CVC Capital Partners VI (A) LPa	Europe	Leveraged Buyout	4/1/2024	7,706,460	8,229,726	0.82%
CVC Capital Partners VII (A) L.P.[a]	Europe	Leveraged Buyout	5/7/2025	20,505,126	26,192,710	2.59%
CVC Capital Partners VII A L.P. Partnership[a]	Europe	Leveraged Buyout	9/30/2025	9,244,235	10,274,058	1.02%
Elysium Acquisition L.P.[a]	Europe	Leveraged Buyout	12/2/2024	6,304,493	8,558,147	0.85%
EQT IX (No.2) EUR SCSP[a]	Europe	Leveraged Buyout	4/1/2024	5,980,954	8,153,302	0.81%
Equistone Europe Fund IV-B, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	550,474	346,345	0.03%
FSN Capital V L.P. Partnership[a]	Europe	Leveraged Buyout	9/30/2025	2,380,354	2,275,121	0.23%
HgCapital 8 D L.P.[a]	Europe	Leveraged Buyout	4/1/2024	4,649,739	4,449,600	0.44%
HgCapital Mercury 2 D L.P.[a]	Europe	Leveraged Buyout	4/1/2024	3,814,948	4,294,737	0.43%
IK VII No.1 LPa	Europe	Leveraged Buyout	4/1/2024	250,552	112,685	0.01%
KKR European Fund V, SCSp[a]	Europe	Leveraged Buyout	4/1/2024	4,764,617	7,020,724	0.70%
Motion Continuity II FPCI[a]	Europe	Leveraged Buyout	6/25/2025	8,737,671	11,150,039	1.10%
Nordic Capital IX Beta, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	4,968,296	5,648,604	0.56%
Nordic Capital VIII Alpha, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	2,646,017	3,294,685	0.33%
Nordic Capital X Beta, L.P. Partnership[a]	Europe	Leveraged Buyout	9/30/2025	700,859	887,814	0.09%
PAI Europe VIa	Europe	Leveraged Buyout	4/1/2024	4,326,186	4,094,443	0.41%
Permira Va	Europe	Leveraged Buyout	4/1/2024	2,269,283	1,459,875	0.14%
PSC IV, L.P. Partnership[a]	Europe	Leveraged Buyout	9/30/2025	7,292,325	8,633,502	0.86%
Riverside Europe Fund VI, SCSP Partnership[a]	Europe	Leveraged Buyout	9/30/2025	3,691,807	5,074,670	0.50%
Seventh Cinven F NO1 L.P. Taurus Partnership[a]	Europe	Leveraged Buyout	9/30/2025	815,433	1,013,577	0.10%
Seventh Cinven Fund (No.1) Limited Partnership[a]	Europe	Leveraged Buyout	5/7/2025	13,200,200	14,266,601	1.41%
Sixth Cinven Fund (No.2) Limited Partnership[a]	Europe	Leveraged Buyout	5/7/2025	2,902,807	3,476,163	0.34%
Sixth Cinven Fund (No.4) Limited Partnership[a]	Europe	Leveraged Buyout	4/1/2024	519,142	740,609	0.07%
Vitruvian Investment Partnership III, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	10,724,000	13,436,157	1.33%
WPEF VII Feeder L.P. Partnership[a]	Europe	Leveraged Buyout	9/30/2025	7,034,391	8,816,723	0.87%
Blue Owl GP III L.P. Partnership[a]	Global	Growth	8/15/2025	10,000,000	11,898,035	1.18%
Advent Global Private Equity IX-A SCSP[a]	North America	Leveraged Buyout	6/30/2025	16,065,473	15,911,301	1.58%
Advent Global Technology II-A SCSp[a]	North America	Leveraged Buyout	6/30/2025	7,246,770	8,404,250	0.83%
Advent Global Technology-A SCSp[a]	North America	Leveraged Buyout	6/30/2025	1,972,921	2,349,087	0.23%

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments
September 30, 2025 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
Advent International GPE VIII Limited Partnership[a]	North America	Leveraged Buyout	6/30/2025	$9,902,167	$9,156,327	0.91%
AEA Investors Fund V, L.P.[a]	North America	Leveraged Buyout	4/1/2024	835,151	1,027,347	0.10%
AEA Investors Fund VII L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	1,256,366	1,298,986	0.13%
Apollo Investment Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	5,342,789	5,630,146	0.56%
Apollo Overseas P.N. IX, L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	3,286,972	3,621,360	0.36%
Apollo Overseas Partners VIII, L.P.[a]	North America	Leveraged Buyout	4/1/2024	3,123,484	2,752,936	0.27%
Ares Corporate Opp Fund VI L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	7,240,639	8,683,175	0.86%
Ares Corporate Opportunities Fund IV, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1,453,072	1,272,198	0.13%
Bain Capital Beacon Holdings Partnership[a]	North America	Leveraged Buyout	3/14/2025	622,256	701,256	0.07%
Bain Capital Beacon Roll XII Partnership[a]	North America	Leveraged Buyout	9/30/2025	287,853	229,530	0.02%
Bain Capital Fund (Lux) XII, SCSp[a]	North America	Leveraged Buyout	4/1/2024	1,967,666	2,702,988	0.27%
Bain Capital Fund X, L.P.[a]	North America	Leveraged Buyout	12/31/2024	3,015,751	3,377,475	0.33%
Bain Capital Fund XII, L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	4,529,378	6,287,824	0.62%
Banneker Cv, L.P. Partnership[a]	North America	Leveraged Buyout	1/13/2025	9,515,601	10,764,287	1.07%
Blackstone Capital Part VI L.P.[a]	North America	Leveraged Buyout	12/31/2024	458,637	960,227	0.10%
Blackstone Capitalpart VII L.P.[a]	North America	Leveraged Buyout	12/31/2024	14,079,222	18,085,425	1.79%
Carlyle Partners VII[a]	North America	Leveraged Buyout	4/1/2024	3,466,275	3,922,419	0.38%
Carlyle Partners VII 3Ba	North America	Leveraged Buyout	12/31/2024	21,755,525	25,100,332	2.49%
CB Offshore CF I, L.P.[a]	North America	Leveraged Buyout	12/10/2024	4,553,863	12,303,004	1.22%
CB Offshore Equity Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	3,953,296	4,197,542	0.42%
Centerb CPT P IV L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	7,810,438	8,543,120	0.85%
CF24XB SCSp Partnership[a]	North America	Leveraged Buyout	1/8/2025	8,000,000	11,567,819	1.15%
Charlesbank Equity Fund VIII L.P.[a]	North America	Leveraged Buyout	4/1/2024	3,253,798	2,916,735	0.29%
Clayton D+RF XI, L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	637,185	681,264	0.07%
Clayton, Dubilier & Rice Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	5,299,657	4,813,804	0.48%
Clayton, Dubilier & Rice Fund X, L.P.[a]	North America	Leveraged Buyout	4/1/2024	4,699,954	4,638,646	0.46%
GA Continuity Fund II, L.P. Partnership[a]	North America	Growth	3/14/2025	9,130,202	13,599,126	1.35%
GA Continuity II (GT) Fund L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	43,695	54,507	0.01%
Gasherbrum Fund II, L.P.[a]	North America	Leveraged Buyout	6/7/2024	10,496,316	17,554,112	1.74%
General Atlantic PN. 2021, L.P. Partnership[a]	North America	Growth	9/30/2025	3,315,194	3,909,031	0.39%
Gryphon Partners V-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	6,622,762	7,332,650	0.73%
Harren Investors III, L.P.[a]	North America	Leveraged Buyout	4/1/2024	5,791,358	2,862,962	0.28%

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments
September 30, 2025 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
HGCC Hawk Fund, L.P. Partnership[a]	North America	Leveraged Buyout	2/21/2025	$9,137,785	$10,814,429	1.07%
KKR Americas Fund XII EEA, LPa	North America	Leveraged Buyout	4/1/2024	5,884,405	11,457,498	1.13%
Kohlberg Fund VIII[a]	North America	Leveraged Buyout	4/1/2024	10,146,108	9,527,267	0.94%
Lindsay Goldberg Attain L.P.[a]	North America	Leveraged Buyout	12/2/2024	8,390,590	10,523,274	1.04%
Nautic Partners VII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1,834,478	1,396,506	0.14%
New Mountain SRC CON Taurus Partnership[a]	North America	Leveraged Buyout	9/30/2025	278,070	300,386	0.03%
New Mountain SRC Continuation Fund, L.P.[a]	North America	Leveraged Buyout	4/8/2025	12,859,398	13,951,413	1.38%
New Mountain SRC Fund, L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	1,924,022	1,958,156	0.19%
Oak Hill Cap PN. V Offshore L.p. Partnership[a]	North America	Leveraged Buyout	9/30/2025	718,031	799,078	0.08%
One Rock Cap Partners III, L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	1,172,576	1,358,776	0.13%
Permira 45 CF SCSp[a]	North America	Leveraged Buyout	4/1/2024	37,410,190	41,941,387	4.15%
Providence Equity PN. VIII L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	10,075,332	12,253,770	1.21%
PSG V L.P. Partnership[a]	North America	Growth	9/30/2025	723,937	796,280	0.08%
Searchlight Capital III, L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	9,682,015	11,358,025	1.12%
Silver Lake P V L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	11,465,810	13,648,965	1.35%
Silver Lake P VI L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	883,529	963,689	0.10%
SL Spv 4 A, L.P. Partnership[a]	North America	Leveraged Buyout	3/19/2025	12,000,000	29,285,970	2.90%
SLPE Feeder, L.P.[a]	North America	Leveraged Buyout	4/4/2025	13,333,332	16,806,979	1.66%
Springcoast Partners I-A, L.P.[a]	North America	Growth	4/18/2025	3,641,028	5,025,038	0.50%
Thoma Bravo F XIII Partnership[a]	North America	Leveraged Buyout	9/30/2025	847,931	928,748	0.09%
Thoma Bravo F XIV L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	645,289	687,784	0.07%
Thoma Bravo Fund XIII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	7,878,910	8,925,659	0.88%
TPG Healthcare Partners, L.P.[a]	North America	Leveraged Buyout	4/1/2024	14,627,160	17,800,781	1.76%
TPG IX Cardiff CI II, L.P.[a]	North America	Leveraged Buyout	11/2/2024	10,075,000	10,118,205	1.00%
TPG Partners VI, L.P. Partnership[a]	North America	Leveraged Buyout	7/1/2025	2,869,410	6,077,027	0.60%
TPG Partners VIII, L.P.[a]	North America	Leveraged Buyout	4/1/2024	73,631,056	90,405,967	8.95%
Trident IX, L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	720,323	817,555	0.08%
Trident VI Parallel Fund, L.P.[a]	North America	Leveraged Buyout	4/1/2024	2,228,663	2,784,564	0.28%
Vestar Cap P VII L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	3,222,592	3,451,067	0.34%
Vista Eq Partner Hubble L.P. Partnership[a]	North America	Leveraged Buyout	2/27/2025	8,947,670	13,659,668	1.35%
Vista Equity Partners Fund VII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	4,144,227	4,067,030	0.40%
Vista Foundation IV-Aa	North America	Leveraged Buyout	4/1/2024	1,104,880	1,189,266	0.12%
Total Secondary Investments (86.83%)				$714,258,199	$876,941,299
Total Private Equity Investments (89.72%)				$742,648,918	$906,089,587

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments
September 30, 2025 (Unaudited) (continued)

	Shares	Fair Value	% of Net Assets
Short-Term Investments (8.14%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.09%[b]	82,220,985	$82,220,985	8.14%
Total Short-Term Investments (Cost $82,220,985) (8.14%)		$82,220,985
Total Investments (Cost $824,869,903) (97.86%)		$988,310,572
Other Assets and Liabilities (2.14%)		$21,599,858
Net Assets (100.00%)		$1,009,910,430

+  The fair value of the investment was determined using significant unobservable inputs.

a  Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of September 30, 2025 was $906,089,587 or 89.71% of Shareholders' Capital.

b  The rate shown is the annualized seven-day yield as of September 30, 2025.

A summary of outstanding financial instruments at September 30, 2025 is as follows:

Foreign Currency Forward Contracts

Maturity Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized (Depreciation)
10/17/2025	Royal Bank of Canada	$125,910,472	€107,736,591	$126,706,038	$(795,566)
10/17/2025	Royal Bank of Canada	$27,027,030	£20,170,664	27,157,068	(130,038)
10/17/2025	Royal Bank of Canada	$21,718,906	€18,553,462	21,820,216	(101,310)
10/17/2025	Royal Bank of Canada	£7,562,795	$10,226,956	10,182,279	(44,677)
10/17/2025	State Street Bank & Trust Company	$20,423,537	€17,493,313	20,573,403	(149,866)
10/17/2025	State Street Bank & Trust Company	$11,152,737	£8,324,399	11,207,676	(54,939)
					$(1,276,396)

£  British Pound

€  Euro

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Statement of Assets and Liabilities
September 30, 2025 (Unaudited)

Assets
Investment in Investment Funds, at fair value (cost $742,648,918)	$906,089,587
Investment in Short-Term Investments, at fair value (cost $82,220,985)	82,220,985
Distributions receivable from Investment Funds	218,406
Cash and cash equivalents	138,485,889
Cash denominated in foreign currencies, at value (cost $3,748,382)	3,776,015
Dividends and interest receivable	282,052
Deferred financing cost	21,986
Total Assets	1,131,094,920
Liabilities
Payable for investment purchased	109,196,725
Advisory fees payable	4,398,920
Professional fees payable	2,559,838
Tax expense payable	1,321,723
Unrealized depreciation on foreign currency forward contracts	1,276,396
Fund accounting and administration fees payable	748,755
Due to Adviser	721,643
Servicing fee payable	457,217
Transfer agent fees payable	131,855
Trustees' fees payable	31,643
Payable for shares repurchased	28,754
Other payables	311,021
Total Liabilities	121,184,490
Commitment and contingencies (See Note 11 & 12)
Net Assets	$1,009,910,430
Composition of Net Assets
Paid-in capital	$895,283,945
Distributable earnings	114,626,485
$1,009,910,430
Class D Shares
Net assets	$6,061,195
Shares outstanding	1,067,201
Net assets value per share	$5.6795
Class I Shares
Net assets	$667,896,576
Shares outstanding	112,508,673
Net assets value per share	$5.9364
Class S Shares
Net assets	$335,952,659
Shares outstanding	61,175,788
Net assets value per share	$5.4916

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Statement of Operations
For the period from April 1, 2025 to September 30, 2025 (Unaudited)

Investment Income
Dividend income (includes distributions from Investment Funds and Money Market Fund)	$3,186,810
Interest income	2,137,206
Total Investment Income	5,324,016
Expenses
Advisory fees	7,967,676
Professional fees	1,201,307
Servicing fee	1,059,997
Financing costs	1,057,781
Tax expenses	984,759
Fund accounting and administration fees	306,533
Trustees' fees	90,247
Transfer agent fees	65,102
Organizational costs expense	21,983
Fund Chief Compliance Officer fees	15,041
Deferred financing costs	8,356
Other operating expenses	83,537
Total Expenses	12,862,319
Waivers/Reimbursements
Adviser Expense Limitation Agreement	806,697
Total Net Expenses	13,669,016
Net Investment Loss	(8,345,000)
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency and Foreign Currency Forward Contracts
Net realized gain/(loss) on:
Investment Funds	524,352
Foreign currency forward contracts	(9,529,279)
Foreign currency	975,542
Net change in unrealized appreciation/(depreciation) on:
Investment Funds	99,133,912
Foreign currency forward contracts	(137,797)
Foreign currency translations	(4,612,953)
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency and Foreign Currency Forward Contracts	86,353,777
Net Increase in Net Assets From Operations	$78,008,777

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Statement of Changes in Net Assets

For the period from April 1, 2025 to September 30, 2025 (Unaudited)
Operations:
Net investment loss	$(8,345,000)
Net realized gain/(loss) on investments, foreign currency transactions and foreign currency forward contracts	(8,029,385)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation and foreign currency forward contracts	94,383,162
Net Increase in Net Assets from Operations	$78,008,777
Fund Share Transactions:
Class D Shares
Proceeds from the sale of shares	3,225,000
Conversion of shares	2,220,872
Total Class D Shares Transactions	$5,445,872
Class I Shares
Proceeds from the sale of shares	148,152,974
Repurchase of shares	(810,084)
Total Class I Shares Transactions	$147,342,890
Class S Shares
Proceeds from the sale of shares	185,141,334
Conversion of shares	(2,220,872)
Total Class S Shares Transactions	$182,920,462
Net increase in Net Assets from Capital Transactions	$335,709,224
Net Assets
Beginning of period	$596,192,429
End of period	$1,009,910,430

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Statement of Changes in Net Assets (continued)

For the period from April 1, 2025 to September 30, 2025 (Unaudited)
Fund Share Transactions:
Class D Shares
Shares outstanding at beginning of period	80,000
Shares sold	588,788
Shares converted	398,413
Shares outstanding at end of period	1,067,201
Class I Shares
Shares outstanding at beginning of period	86,044,679
Shares sold	26,606,397
Shares repurchased	(142,403)
Shares outstanding at end of period	112,508,673
Class S Shares
Shares outstanding at beginning of period	25,930,640
Shares sold	35,656,993
Shares converted	(411,845)
Shares outstanding at end of period	61,175,788

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Statement of Cash Flows
For the period from April 1, 2025 to September 30, 2025 (Unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$78,008,777
Adjustments to reconcile net increase in net assets from operations to net cash provided by /(used for) operating activities:
Net realized (gain)/loss from investments	(524,352)
Net change in unrealized (appreciation)/depreciation on investments	(99,133,912)
Net change in unrealized (appreciation)/depreciation on foreign currency forward contracts	137,797
Purchases of Investment Funds	(387,262,378)
Distributions received from Investment Funds	81,396,977
Net (purchases)/sales of Short-Term Investments	(45,251,099)
Amortization of deferred financing cost	8,356
Changes in operating assets and liabilities:
(Increase)/decrease in dividends and interest receivable	(147,439)
(Increase)/decrease in distributions receivable from Investment Funds	(169,256)
Increase/(decrease) in payable for investments purchased	105,997,081
Increase/(decrease) in Advisory fee payable	4,398,920
Increase/(decrease) in fund accounting and administration fees payable	289,769
Increase/(decrease) in professional fees payable	514,661
Increase/(decrease) in Trustees' fees payable	(35,110)
Increase/(decrease) in transfer agent fees payable	55,459
Increase/(decrease) in servicing fee payable	251,791
Increase (decrease) in tax expense payable	984,759
Increase/(decrease) in other payables	36,741
Increase/(decrease) in due to Adviser	628,927
Net cash provided by/(used for) in operating activities	$(259,813,531)
Cash flows from financing activities
Proceeds from the sale of shares	336,519,308
Payment for shares repurchased, net of payable for shares repurchased	(858,962)
Deferred financing costs repaid	35,411
Net cash provided by/(used for) in financing activities	$335,695,757
Net increase/(decrease) in cash and cash equivalents	$75,882,226
Cash and cash equivalents at beginning of period	$66,379,678
Cash and cash equivalents at end of period[1]	$142,261,904

1  Balance includes cash and cash equivalents and cash denominated in foreign currencies of $138,485,899 and $3,776,015 respectively.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Financial Highlights

Class D	For the period from April 1, 2025 to September 30, 2025 (Unaudited)
Per share operating performance:
Net asset value per share, beginning of period	$5.1823
Income/(loss) from investment operations:
Net investment loss[1]	(0.0564)
Net realized & unrealized gain/(loss)	0.5536
Total income/(loss) from investment operations	0.4972
Net asset value per share, end of period	$5.6795
Total return[2,3]	9.59%
Ratios and supplemental data:
Net assets, end of period (000's)	$6,061
Ratios to average net assets:[4]
Total expenses, before waiver	3.41%[5]
Total expenses, net of Adviser limitation/reimbursement of other operating expenses	3.62%[5]
Net investment income/(loss), before waiver	(1.81)%[5]
Net investment income/(loss), after waiver and Adviser Expense Limitation Agreement	(2.02)%[5]
Portfolio turnover rate[3]	5%

1  Calculated using average units outstanding.

2  Total return based on net asset value calculated as the change in Shareholders' Net Asset Value per Share during the period, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

3  Not annualized.

4  The ratios do not include investment income or expenses of the Investment Funds.

5  Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring income and expenses which are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Financial Highlights (continued)

Class I	For the period from April 1, 2025 to September 30, 2025 (Unaudited)
Per share operating performance:
Net asset value per share, beginning of period	$5.4095
Income/(loss) from investment operations:
Net investment loss[1]	(0.0497)
Net realized & unrealized gain/(loss)	0.5766
Total income/(loss) from investment operations	0.5269
Net asset value per share, end of period	$5.9364
Total return[2,3]	9.74%
Ratios and supplemental data:
Net assets, end of period (000's)	$667,896
Ratios to average net assets:[4]
Total expenses, before waiver	2.79%[5]
Total expenses, net of Adviser limitation/reimbursement of other operating expenses	2.98%[5]
Net investment income/(loss), before waiver	(1.54)%[5]
Net investment income/(loss), after waiver and Adviser Expense Limitation Agreement	(1.73)%[5]
Portfolio turnover rate[3]	5%

1  Calculated using average units outstanding.

2  Total return based on net asset value calculated as the change in Shareholders' Net Asset Value per Share during the period, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

3  Not annualized.

4  The ratios do not include investment income or expenses of the Investment Funds.

5  Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring income and expenses which are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Financial Highlights (continued)

Class S	For the period from April 1, 2025 to September 30, 2025 (Unaudited)
Per share operating performance:
Net asset value per share, beginning of period	$5.0256
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.0688)
Net realized & unrealized gain/(loss)	0.5348
Total income/(loss) from investment operation	0.4660
Net asset value per share, end of period	$5.4916
Total return[2,3]	9.27%
Ratios and supplemental data:
Net assets, end of period (000's)	$335,953
Ratios to average net assets:[4]
Total expenses, before waiver	3.69%[5]
Total expenses, net of Adviser limitation/reimbursement of other operating expenses	3.88%[5]
Net investment income/(loss), before waiver	(2.39)%[5]
Net investment income/(loss), after waiver and Adviser Expense Limitation Agreement	(2.58)%[5]
Portfolio turnover rate[3]	5%

1  Calculated using average units outstanding.

2  Total return based on net asset value calculated as the change in Shareholders' Net Asset Value per Share during the period, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

3  Not annualized.

4  The ratios do not include investment income or expenses of the Investment Funds.

5  Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring income and expenses which are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

1.  Organization

Coller Secondaries Private Equity Opportunities Fund ("C-SPEF" or the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company, which became effective on January 23, 2024 and had no operations prior to April 1, 2024 when C-SPEF issued its common shares of beneficial interest (the "Shares") only to eligible investors that are "accredited investors," as defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the "Securities Act").

Coller Private Market Secondaries Advisors, LLC (the "Adviser"), an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), serves as C-SPEF's investment adviser. The Adviser is an indirect, wholly owned subsidiary of CICAP Limited, a private limited company registered in England and Wales ("CICAP" and, together with its direct and indirect subsidiaries, "Coller Capital").

C-SPEF commenced operations on April 1, 2024, with $323,792,854, comprising of cash contributions of $2,149,972 and contributions in-kind of $321,642,882 from C-SPEF Seed Vehicle L.P. ("Predecessor Fund"), which began operations in 2023. The contributions in-kind consisted of transferred investments, cash of $68,007,727, and other assets and liabilities. C-SPEF Seed Vehicle L.P., which reorganized (the "Reorganization") with and into C-SPEF, maintained an investment objective, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Fund and at the time of the conversion of the Predecessor Fund was managed by an affiliate of the Adviser.

C-SPEF's investment objective is to seek to provide long-term capital appreciation. The Fund makes investments directly and through its wholly-owned subsidiaries.

In pursuing its investment objective, C-SPEF intends to invest primarily in an actively managed portfolio of Private Equity assets. The Fund's investment exposure to these strategies is implemented via a variety of investment types that include: (i) investments in existing or newly formed private funds managed by unaffiliated asset managers ("Investment Funds"), (ii) investments in equity assets issued by private companies ("Direct Investments"); and (iii) investments alongside Investment Funds in equity assets issued by private companies ("Co-Investments" and, collectively with Investment Funds and Direct Investments, "Private Equity Investments"). C-SPEF's investments will primarily be acquired through privately negotiated transactions from investors in Private Equity Investments and/or in connection with the restructuring of an Investment Fund or Co-Investment ("Secondary Investments"); and may also be made through primary commitments to newly formed Investment Funds or special purpose vehicles structured to invest in Co-Investments ("Primary Investments").

C-SPEF offers Class I, Class S and Class D shares ("Shares"). Each class of Shares has differing characteristics, particularly in terms of the Distribution and Servicing Fee (as defined herein) that each class may be charged. The Fund may offer additional classes of Shares in the future. The Shares will generally be offered on the first business day of each month at the net asset value ("NAV") per Share on that day. No person who is admitted as a shareholder of C-SPEF (a "Shareholder") will have the right to require the Fund to redeem its Shares.

The business operations of C-SPEF are managed and supervised under the direction of it's Board of Trustees (the "Board"), subject to the laws of the State of Delaware and C-SPEF's Second Amended and Restated Declaration and Agreement of Trust. The Board has overall responsibility for the management and supervision of the business operations of the Fund.

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

2.  Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification ("ASC") 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

a.  Basis of Accounting

The Fund's accounting and reporting policies conform with U.S. generally accepted accounting principles ("U.S. GAAP").

b.  Consolidation of a Subsidiaries

The consolidated financial statements of the Fund include its wholly owned subsidiaries: C-SPEF Holdings L.P. Incorporated, C-SPEF Investments 1, L.P., C-SPEF Investments 2, L.P., C-SPEF Investments 3-B, L.P., C-SPEF Investments 4, LLC, C-SPEF Investments 5-B, LLC, and CSI PE Aggregator No. 1, L.P. (hereafter collectively referred to as the "Subsidiaries").

The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would "look through" any such Subsidiary to determine compliance with its investment policies. All intercompany balances and transactions have been eliminated in consolidation.

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries.

c.  Valuation of Investments

Investments include short-term investments, primary and secondary investments in Private Equity funds, and direct equity in unlisted companies ("Primary Investments" and "Secondary Investments", respectively, and together, with direct equity, "Investment Funds").

The Fund values its investments in accordance with ASC 820, Fair Value Measurements ("ASC 820"), which defines fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date. The Fund has formal valuation policy (the "Valuation Policy"), which have been approved by the Board. Pursuant Rule 2a-5, the Board designated the Adviser as its "Valuation Designee" to perform fair value determinations.

All investments are recorded at fair value in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. Investments in Investment Funds normally do not have readily available market prices. The Fund uses Net Asset Value ("NAV") as a practical expedient to determine the fair value of its investments in Investment Funds.

The fair values of the Investment Funds, determined by the Adviser in accordance with the Valuation Policy, are estimates. These estimates are net of the Investment Funds' management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Investment Funds. Ordinarily, the fair value of an Investment Fund is based on the net asset value of that Investment Fund reported by its

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of an Investment Fund does not represent its fair value at the NAV valuation date or if the manager of an Investment Fund fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Policy. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Adviser values an Investment Fund, including capital activity and events occurring between the reference dates of the investment manager's valuation and the relevant valuation date, to the extent that the Adviser is aware of such information. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments or Co-Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

•  Market comparable statistics and public trading multiples discounted for illiquidity and/or other factors for investments with similar characteristics.

•  Discounted cash flow analysis, including a terminal value or exit multiple.

•  The entry valuation if the transaction was deemed a fair market transaction.

•  Valuations implied by third-party investment in similar assets or issuers.

d.  Cash and Cash Equivalents

All of the Fund's cash is held in domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit insurance. There were no cash equivalents at September 30, 2025.

e.  Short-Term Investments

Short-term investments represent investments in money market mutual funds, which are recorded at NAV per share and approximate fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

f.  Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. The Fund does not separately state the portion of the results of operations due to fluctuations in foreign exchange rates. They are included with other changes in fair values of the investments during the period change in unrealized appreciation/(depreciation) on its Investment Funds.

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

g.  Foreign Currency Forward Exchange Contracts

The Fund enters foreign currency forward exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund's foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All foreign currency forward contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency forward contract is offset by entering a closing transaction or by the delivery or receipt of the currency. The risk that counterparties may be unable to meet the terms of their contracts and the risk of unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in foreign currency forward exchange contracts.

Fair values of foreign currency forward contracts and cross currency swaps on the Consolidated Statement of Assets and Liabilities as of September 30, 2025, categorized by risk exposure:

Risk Exposure	Derivatives	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Foreign Exchange Rate Risk	Foreign Currency Forward Contracts	Unrealized appreciation on foreign currency forward contracts	$—	Unrealized depreciation on foreign currency forward contracts	$1,276,396
Total			$—		$1,276,396

For the period ended September 30, 2025, the average monthly notional value of foreign currency forward contracts was $169,419,000.

The effect of foreign currency forward contracts on the Consolidated Statement of Operations for the period ended September 30, 2025, categorized by risk exposure:

Risk Exposure	Derivatives	Consolidated Statement of Operations Location	Fair Value	Consolidated Statement of Operations Location	Change in unrealized Appreciation/ depreciation on Derivatives Recognized in income
Foreign Exchange Rate Risk	Foreign Currency Forward Contracts	Net realized gain/(loss) on foreign currency forward contracts	$(9,529,279)	Net change in unrealized appreciation/(depreciation) on foreign currency forward contracts	$(137,797)
Total			$(9,529,279)		$(137,797)

h.  Disclosures about Offsetting Assets and Liabilities

The Fund is subject to requirements to disclose information about offsetting assets and liabilities and similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements ("MNA") or similar arrangements in the Consolidated Statement of Assets and Liabilities. The table below presents the amounts of the Fund's derivative assets and liabilities as of September 30, 2025: gross, net of amounts available for offset under a MNA, and net of the related collateral received and/or pledged, if any, by the Fund:

Counterparty	Derivative Liabilities Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Pledged[1]	Net Amount[2]
Royal Bank of Canada	$1,071,591	$—	$—	$1,071,591
State Street Bank & Trust Company	204,805	—	—	204,805
Total	$1,276,396	$—	$—	$1,276,396

1  In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

2  Net amount represents the net amount due from the Fund to the counterparty in the event of default.

i.  Investment Income

Dividend income is recorded on the ex-dividend date, except for certain dividends received from foreign securities for which the ex-dividend date has passed, in which case the dividend is recorded as soon as a Fund is informed that the ex-dividend date has occurred. Interest income recorded on an accrual basis.

The Fund records a distribution of cash or in-kind securities from an Investment Fund at its fair value based on the information contained in the notice provided to the Fund when the distribution is received. For distributions received from Investment Funds, C-SPEF determines if the distribution should be recorded as dividend income, realized gain or return of capital based on information received from the Investment Fund Manager and the Advisor's estimate of future distributions. Distributions from Secondary Investments are typically recorded as a return of capital until the full cost basis has been returned, with excess distributions recognized as realized gains.

j.  Fund Expenses

The Fund bears all expenses incurred in its conduct of the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees and interest for its revolving credit facility line of credit; fees for data and software providers; costs of insurance; registration expenses; advisory fees; and expenses of meetings of the Board.

k.  Organization and Offering Costs

C-SPEF has incurred certain organizational and initial offering costs of $1,190,261 and $1,345,660, respectively. These costs were paid by the Adviser on behalf of the Fund. Such costs incurred by the Adviser are subject to recoupment by the Adviser in accordance with the Expense Limitation Agreement (as defined below). C-SPEF's offering costs, are being capitalized and amortized over the 12-month period beginning at the commencement of operations. C-SPEF's organizational costs are expensed in the period they are incurred.

l.  Estimates

The Fund's financial statements follows the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

America which require the use of Adviser estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

m.  Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations. The Fund's Principal Executive Officer acts as the Fund's chief operating decision maker ("CODM"), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is guided by the Fund's investment objective and principal investment strategies, and executed by the Fund's investment committee, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund's Consolidated Schedule of Investments, Consolidated Statements of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights.

n.  Recently Announced Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, "Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 2200-40)," which requires disaggregated disclosure of certain costs and expenses, including purchases of inventory, employee compensation, depreciation, amortization and depletion, in each relevant expense caption. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption and retrospective application is permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.

3.  Fair Value Measurements

In conformity with U.S. GAAP ASC 820, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund's investments are summarized below for each of the three levels:

•  Level 1 – Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and other short-term investments.

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

•  Level 2 – Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include foreign exchange forward contracts, corporate bonds and loans and less liquid and restricted equity securities.

•  Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant Adviser judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity's own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

ASC 820 also permits a reporting entity to measure the fair value of an asset that does not have a readily determinable fair value based on the reported NAV, or its equivalent, as a practical expedient for its fair value. Accordingly, C-SPEF may utilize the NAV as reported by certain Investment Fund Managers as of a valuation date as a practical expedient for its fair value. If the NAV reported by certain Investment Fund Managers is not as of the same date as the valuation date, the Fund is permitted, under ASC 820, to estimate the fair value of those Private Assets by adjusting the most recently reported NAV as a practical expedient for fair value.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The inputs or methodology used for valuing C-SPEF's investments are not an indication of the risk associated with investing in such investments. The following table is a summary of information about the levels within the fair value hierarchy at which the Fund's investments are measured as of September 30, 2025.

The following is a summary of the Fund's investments classified in the fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Investments Valued at NAV[1]	Total
Investments
Direct Equity	$—	$—	$300,000	$—	$300,000
Primary Investments	—	—	—	28,848,288	28,848,288
Secondary Investments	—	—	—	876,941,299	876,941,299
Short-Term Investments	82,220,985	—	—	—	82,220,985
Total Investments	$82,220,985	$—	$300,000	$905,789,587	$988,310,572
Liabilities
Other Financial Instruments[2]
Foreign Currency Forward Contracts	$—	$(1,276,396)	$—	$—	$(1,276,396)
Total Liabilities	$—	$(1,276,396)	$—	$—	$(1,276,396)
Total Investments, net of Foreign Currency Forward Contracts	$82,220,985	$(1,276,396)	$300,000	$905,789,587	$987,034,176

1  Direct Investments and Investment Funds that are measured at fair value using NAV (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy. The fair values presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

2  Other financial instruments are derivative instruments such as forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of underlying investments reported within the Investment Fund reported by their Investment Fund Managers, may result in transfers in or out of levels within the fair value hierarchy.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value.

Direct Equity
Balance at March 31, 2025	$250,000
Transfers into Level 3	—
Purchases	—
Distributions from investments	—
Net realized gain/(loss)	—
Net change in unrealized appreciation/(depreciation)	50,000
Transfers out of Level 3	—
Balance at September 30, 2025	$300,000

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as at September 30, 2025:

Investments	Investment Type	Fair Value	Valuation Technique(s)	Unobservable Input[1]	Range of Input	Weighted Average of Input[2]	Impact to Valuation from an Increase in Input
Direct Investments	Direct Equity	$300,000	Reported Net Asset Value	Reported Net Asset Value	N/A	N/A	N/A

1  The Adviser considers relevant indications of value that are reasonably and timely available, including known information available before the financial statements are issued, in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

2  Weighted average by the relative fair value of the securities in that investment type.

Level 3 Investments valued using an unobservable input are directly affected by a change in that input. Significant increases or decreases in these inputs in isolation would result in significantly higher or lower fair value

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

measurements. C-SPEF's Direct Investments and Investment Funds, along with their corresponding unfunded commitments and other attributes as at September 30, 2025, are summarized in the table below:

Investments	Strategy	Fair Value	Unfunded Commitments	Redemption Frequency[1]	Notice Period (In Days)	Redemption Restriction Terms[2]
Direct Investments	Investments in an operating company alongside other investors	$300,000	$—	None	N/A	Liquidity in the form of distributions
Primary Investments	Investments in newly launched Investment Funds	28,848,288	26,583,257	None	N/A	Liquidity in the form of distributions
Secondary Investments	Investments in existing Investment Funds that are acquired in privately negotiated transactions	876,941,299	266,726,595	None	N/A	Liquidity in the form of distributions
		$906,089,587	$293,309,852

1  The information summarized in the table above represents general terms. Certain Private Investments may have terms that are more or less restrictive than those terms indicated for the investment category type as a whole. In addition, most Private Investments have the flexibility, as provided for in their offering documents, to modify and waive such terms.

2  Distributions from Private Investments occur at irregular intervals, and the exact timing of distributions from Private Investments cannot be determined.

4.  Federal Taxes Information

It is the Fund's policy to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund's policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments, if any, earned each period. In addition, the Fund intends to make distributions to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

C-SPEF intends to make distributions on an annual basis in aggregate amounts representing substantially all of the Fund's investment company taxable income (including realized short-term capital gains), if any, earned during the period. Distributions may also include net capital gains, if any. Because intends to qualify annually as a RIC under the Code, the Fund intends to distribute at least 90% of its investment company taxable income to its Shareholders. Nevertheless, there can be no assurance that C-SPEF will pay distributions to Shareholders at any particular rate.

The Fund has two onshore Subsidiaries, C-SPEF Investments 4, LLC and C-SPEF Investments 5-B, LLC. C-SPEF Investments 4, LLC is treated as a disregarded entity for U.S. federal income tax purposes. C-SPEF Investments 5-B, LLC (the "Onshore Blocker") is treated as a corporation for U.S. federal income tax purposes. The Onshore Blocker is taxed as a C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. Under current law, the Onshore Blocker is not eligible to elect treatment as a RIC. In preparing its consolidated financial statements, the Blocker is required to recognize its estimate of income taxes for Federal and State purposes as a deferred tax asset or liability. The Fund has five Offshore Subsidiaries: C-SPEF Holdings, L.P. Incorporated is treated as a foreign disregarded entity for U.S. federal income tax purposes; C-SPEF Investments 1, L.P., C-SPEF Investments 2, L.P., and CSI PE Aggregator

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

No. 1,L.P. are treated as foreign partnerships for U.S. federal income tax purposes. C-SPEF Investments 3-B, L.P. (the "Offshore Blocker") is treated as a foreign corporation for U.S. federal income tax purposes.

Since both the Onshore Blocker and the Offshore Blocker (collectively the "Blockers") will be subject to taxation on the capital appreciation of their investments, the NAV of the Shares will also be reduced by the accrual of any deferred tax liabilities. As a result, the Fund's after tax performance would be impacted. Both the Blockers will accrue deferred income taxes for any future tax liability associated with capital appreciation of their investments. Upon the sale of an investment, the Blockers may be liable for previously deferred taxes. The Blockers will rely to some extent on information, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund's NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Blockers' deferred tax liability as new information becomes available. The Blockers will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts used for income tax purposes. If onshore Subsidiaries have a deferred tax asset, consideration is given to whether a valuation allowance is required. Foreign partnerships are not subject to U.S. federal and state income taxes, and foreign corporations are only subject to U.S. federal and state income taxes to the extent they earn effectively connected income ("ECI") to the U.S. As of September 30, 2025, C-SPEF Investments 3-B, L.P. has not earned any ECI, and therefore are not subject to U.S. and federal state income taxes.

The Fund has adopted a tax year end of September 30 (the "Tax Year"). As such, the Fund's tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ended March 31, 2026, but after the Tax Year ended September 30, 2025, will be reflected in the financial statement footnotes for the fiscal period ended March 31, 2026.

The Adviser evaluates the tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely- than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has recognized a net tax liability of $1,212,713 for unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Consolidated Statement of Operations.

The character of distributions made during the period from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain or loss items for financial statement and tax purposes. For the tax year ended September 30, 2025, the Fund had a permanent book to tax difference of $818,525, primarily attributable to the Fund's non-deductible offering costs. The permanent book to tax difference has been reclassified to paid-in-capital and has no effect on the net assets or net asset value per share of the Fund.

Certain qualified losses incurred after October 31, 2024 or December 31, 2024, but within the taxable year are deemed to arise on the first day of the Fund's next taxable year. For the Tax Year ended September 30, 2025, the Fund deferred to October 1, 2025, for U.S. federal income tax purposes, the following loss(es):

Late-Year Loss Deferral	$31,081,412

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

At September 30, 2025, gross unrealized appreciation / (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Tax cost of investments	$835,899,788
Gross unrealized appreciation	153,351,564
Gross unrealized depreciation	(940,780)
Net unrealized appreciation/(depreciation)	$152,410,784

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on Investment Fund partnership investments.

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed long-term capital gains	0
Tax accumulated earnings	—
Accumulated capital and other losses	31,081,412
Other temporary differences	1,072,273
Unrealized appreciation/(depreciation)	$147,598,695
Total accumulated earnings/(deficit)	$115,445,010

There was one investment residing in the Onshore Blocker and five residing in the Offshore Blocker at September 30, 2025.

The Onshore Blocker is currently using a Federal tax rate net of state benefit of 21.00% and an estimated state tax rate of 0.00%. The Offshore Blocker had no tax activity during the current period and no corresponding tax expense liability.

For the period ended September 30, 2025, the provision/(benefit) for income tax expense consisted of the following:

Current
Federal	$19,919
State	0
Deferred
Federal	1,192,794
State	0
Total Tax Expenses	$1,212,713

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

5.  Advisory Fee and Other Transactions with Affiliates

a. Advisory Fee. In consideration of the advisory services provided by the Adviser, C-SPEF pays the Adviser an advisory fee at a monthly rate equal to 1.65% on an annualized basis of the greater of (i) C-SPEF's net asset value and (ii) C-SPEF's net asset value less cash and cash equivalents plus the total of all commitments made by C-SPEF that have not yet been drawn for investment (the "Advisory Fee"). In no event will the Advisory Fee exceed 2.00% as a percentage of C-SPEF's net asset value. For purposes of calculating the Advisory Fee, a "commitment" is defined as a contractual obligation to acquire an interest in, or provide the total commitment amount over time to, an Investment Fund, when called by the Investment Fund. During any given fiscal year, the basis for the Advisory Fee could be larger than C-SPEF's net asset value due to unfunded commitments to invest in Private Equity Investments.

For purposes of determining the Advisory Fee payable to the Adviser, the Fund's net asset value will be calculated prior to the inclusion of any amounts of the Advisory Fee payable to the Adviser or to any purchases or repurchases of shares of the Fund or any distributions by the Fund. The Advisory Fee will be payable in arrears within 5 business days after the completion of the net asset value computation for each quarter. The Advisory Fee is paid to the Adviser out of C-SPEF's assets, and therefore decreases the net profits or increases the net losses of C-SPEF.

The services of all investment professionals and staff of the Adviser, when and to the extent engaged in providing investment advisory and management services, and the compensation and routine overhead expenses of such personnel allocable to such services, are provided and paid for by the Adviser. C-SPEF bears all other costs and expenses of its operations and transactions as set forth in its Investment Advisory Agreement with the Adviser (the "Investment Advisory Agreement").

b. Expense Limitation Agreement. Pursuant to an expense limitation agreement with the Fund (the "Expense Limitation Agreement"), the Adviser has agreed to assume expenses of the Fund, if required to ensure certain annual operating expenses ([excluding the Advisory Fee and any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and its revolving credit facility) and extraordinary expenses, if any]; collectively, the "Excluded Expenses") do not exceed 0.50% per annum of the Fund's average monthly net assets of each Share class. With respect to each Share class, the Fund agrees to repay the Adviser any expenses assumed under the Expense Limitation Agreement for such class of Shares, provided that repayments do not cause the Fund's annual operating expenses (excluding Excluded Expenses) for that Share class to exceed the expense limitation in place at the time expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within thirty-six months after the months in which the Adviser reimbursed the expense. The Expense Limitation Agreement initially had a term ending one-year from the date the Fund commenced operations, until March 31, 2025. The Adviser subsequently extended the term of the Expense Limitation Agreement on April 1, 2025 for another period of one year and upon its expiry, may again extend this for a period of one year on an annual basis. The Adviser may not terminate the Expense Limitation Agreement during its current one-year term.

During the period from April 1, 2025, through September 30, 2025, C-SPEF paid $806,697 to the Adviser as repayment for previously reimbursed expenses. Consequently, at the end of the current period, the Fund retained a remaining payable of $721,643 for expenses reimbursed by the Adviser, that have yet to be repaid.

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

6.  Distribution and Servicing Fee

Class D Shares and Class S Shares are subject to an ongoing distribution and shareholder servicing fee (the "Distribution and Servicing Fee") to compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of Shareholders who own Class D or Class S Shares of C-SPEF. Accordingly, C-SPEF has adopted a distribution and servicing plan for its Class D Shares and Class S Shares (the "Distribution and Servicing Plan") and pays the Distribution and Servicing Fee with respect to its Class D and Class S Shares. The Distribution and Servicing Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act.

Class D Shares and Class S Shares pay a Distribution and Servicing Fee to the Distributor at an annual rate of 0.25% and 0.85%, respectively, based on the net assets of C-SPEF attributable to such class (i.e., a proportionate share of C-SPEF's aggregate net assets). For purposes of determining the Distribution and Servicing Fee, net asset value will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable.

Class I Shares are not subject to a Distribution and Servicing Fee.

7.  Accounting and Administration Agreement

C-SPEF has retained State Street Bank and Trust Company (the "Administrator") to provide it with certain administrative services, including fund administration, fund accounting, custodian and transfer agency services. The Fund compensates the Administrator for these services and reimburses the Administrator for certain out-of-pocket expenses (the "Administration Fee"). The Administration Fee is paid to the Administrator out of the assets of C-SPEF and therefore decreases the net profits or increases the net losses of the Fund.

For its services the Administrator receives a monthly fee that is based upon the average net assets of the Fund, fees on portfolio transactions, as well as reasonable out-of-pocket expenses. For the period ended September 30, 2025, the Fund incurred $306,533 in fund accounting and administration fees, $65,102 in transfer agent fees and $17,110 in custodian fees, all due to the Administrator.

8.  Revolving Credit Facility

On June 3, 2024, the Fund entered into a senior secured credit agreement (the "Revolving Credit Facility") with the Royal Bank of Canada, New York Branch and on September 5, 2025 the Revolving Credit Facility was expanded to include the Mitsubishi UFJ Trust and Banking Corporation (collectively, the "Lenders"). The amount of the Revolving Credit Facility at the beginning of the period was initially $100 million, this being increased to $150 million during the period and has been extended until September 4, 2026. It is renewable annually.

The Revolving Credit Facility provides the Fund a revolving line of credit to satisfy repurchase requests, to meet capital calls and cover unfunded commitments, and to otherwise provide the Fund with short-term working capital and bridge timing of acquisitions of Investment Funds in advance of the receipt of investor subscriptions. Borrowings on the Revolving Credit Facility are collateralized by all assets of the Fund.

The Revolving Credit Facility has an interest rate at the secured overnight financing rate plus a margin of between 1.35% to 1.65% per annum, and a facility fee of between 1.10% and 1.40% per annum. In connection

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

with the Revolving Credit Facility, the Fund initially incurred a deferred arrangement fee of 0.25%, which is recorded as deferred financing costs. This fee was later reset down to a quarterly rate of 0.025% payable in arrears, and is included in financing costs in the Consolidated Statements of Assets and Liabilities and is being amortized over the term of the Revolving Credit Facility using the straight-line method in the Consolidated Statement of Operations.

As of September 30, 2025, the unamortized deferred financing cost was $21,986. For the period ended September 30, 2025, expenses incurred by the Fund related to the Revolving Credit Facility, including amortization of the arrangement fee, were $1,066,137. The Fund did not draw any funds from its Revolving Credit Facility during the current period and did not incur any interest expense. The Fund is subject to certain debt covenants with the Lender and has satisfied all the required minimums throughout the reporting period.

9.  Capital Share Transactions

The Fund offers three separate classes of beneficial common shares designated as Class I ("Class I Shares"), Class S ("Class S Shares") and Class D ("Class D Shares"). On October 15, 2024, the Fund changed the names of two share classes: Class S (initially known as Class D) and Class D (initially known as Class I-2). Each class of Shares has identical voting, dividend, liquidation and other rights and will be subject to the same terms and conditions, except each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The purchase price of each of the Shares at the Commencement of Operations was $5.00 per Share. Thereafter, the purchase price per each of the Shares was based on the net asset value ("NAV") per Share as of the date such Shares were purchased. Fractions of Shares are issued to one one-thousandth of a Share. As of September 30, 2025 outstanding shares of Class D, Class I and Class S were 987,201, 26,463,994 and 35,245,148, respectively.

	For the Period Ended September 30, 2025
Coller Secondaries Private Equity Opportunities Fund	Shares	Dollar Amounts
Class D Shares
Proceeds from Sales	588,788	$3,225,000
Shares Converted	398,413	2,220,872
Increase in Shares and Net Assets	987,201	$5,445,872
Class I Shares
Proceeds from Sales	26,606,397	$148,152,974
Repurchase of Shares	(142,403)	(810,084)
Increase in Shares and Net Assets	26,463,994	$147,342,890
Class S Shares
Proceeds from Sales	35,656,993	$185,141,334
Shares Converted	(411,845)	(2,220,872)
Increase in Shares and Net Assets	35,245,148	$182,920,462

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund's then-current net asset value per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding month). The minimum initial invest-

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

ment in the Fund by any investor is $1,000,000 with respect to Class I Shares and $50,000 for either the Class S Shares or Class D Shares. The minimum additional investment in the Fund by any investor is $10,000, except for additional purchases pursuant to the dividend reinvestment plan. Investors subscribing through a broker/dealer or registered investment adviser may have shares aggregated to meet these minimums, so long as initial investments in C-SPEF are not less than $1,000,000 with respect to Class I Shares and $50,000 with respect to Class S Shares or Class D Shares, as applicable, and incremental contributions are not less than $10,000. The Fund, in its sole discretion, may waive the investment minimum.

No Shareholder has the right to require the Fund to repurchase his, her or its Shares. To provide a limited degree of liquidity to Shareholders, at the sole discretion of the Adviser and subject to the Board's approval, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. The Adviser expects that, beginning after the Fund completes its first full year of operations, it will recommend to the Board (subject to its discretion) that the Fund offer to repurchase Shares from Shareholders on a quarterly basis in an amount expected to be approximately 5% of the Fund's net asset value.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the one-year anniversary of the Shareholder's purchase of the shares.

10.  Investment Fund Transactions

Total purchases of Investment Funds, other than in-kind contributions, for the period amounted to $387,262,378. Total proceeds received from distributions, sales, redemptions, or other disposition of Investment Funds for the period amounted to $81,396,977.

11.  Contingent Liabilities

The Fund indemnifies its officers, managers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund which cannot be predicted with any certainty. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

12.  Commitments

As of September 30, 2025, the Fund had unfunded capital commitments to the Investment Funds totaling $293,309,852.

13.  Principal Risk Factors

The following are certain principal risk factors that relate to the operations and terms of the Fund. An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks. There is no assurance that the investments held within the Fund will be profitable, that there will be proceeds from the investments available for distribution out to shareholders, nor that the Fund will achieve its investment objective. An investment in the

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.

Private Equity Investment Risk. The Fund's Investment Fund portfolio will include Secondary Investments, Co-Investments and Primary Investments. The Investment Funds that the Fund invests in will hold securities issued primarily by private companies. Operating results for private companies in a specified period may be difficult to determine. Such investments involve a high degree of business and financial risk that can result in substantial losses.

The Fund is subject to the risks of its Private Equity investments. The Fund's investments in Investment Funds are themselves, subject to a number of risks. Investment Funds are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Although the Adviser will seek to receive detailed information from each Investment Fund regarding its business strategy and any performance history. In addition, Investment Funds may have little or no near-term cash flow available to distribute to investors, including the Fund.

Investments made by the Fund made in connection with its Investment Funds' underlying acquisition transactions are subject to a variety of special risks, including the risk that the acquiring company has paid too much for the acquired business, the risk of unforeseen liabilities, the risks associated with new or unproven management or new business strategies and the risk that the acquired business will not be successfully integrated with existing businesses or produce the expected synergies.

Investment Funds are ordinarily valued based upon valuations provided by the Investment Fund Manager, which may be received on a delayed basis. Certain securities in which the Investment Funds invest may not have a readily ascertainable market price and are fair valued by the Investment Fund managers. The Adviser reviews and performs due diligence on the valuation procedures used by each Investment Fund manager and monitors the returns provided by the Investment Funds.

The Fund will pay asset-based fees, and in several cases, will be subject to performance-based fees in respect to the performance of its Investment Funds. Such fees and performance-based compensation are in addition to the Fund's Advisory Fee. In addition, performance-based fees charged by underlying Investment Fund managers may create incentives for the Investment Fund Managers to make risky investments, and may be payable by the Fund to an Investment Fund Manager based on an Investment Fund's positive returns, even if the Fund's overall returns are negative. A Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Investment Funds, in addition to its proportionate share of the expenses of the Fund.

Market Risk. Investments made by the Fund may be materially affected by market, economic and political conditions in the United States and in the non-U.S. jurisdictions in which its investments operate, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the control of the Adviser and could adversely affect the liquidity and value of the Fund's investments and reduce the ability of the Fund to make new investments.

Volatile conditions in the capital markets may cause limitations on the ability of companies, in the Fund's Investments Funds portfolio, to obtain capital, or subject such companies to higher costs of capital for financ-

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

ing. This lack of available credit could impede upon the ability of such companies to complete investments and higher costs of capital could reduce the returns of the Fund and its Investment Funds.

Currency Risk. Changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment or its foreign exchange forward contracts. In the event of an adverse movement, the Fund may be required to pay substantial additional margin to maintain its position, or, its returns may be adversely affected.

Financing Risk. A lender to the Fund may terminate or refuse to renew any revolving credit facility into which it has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the Fund's returns.

Leverage Risk. The Fund may utilize leverage, which is speculative and involves heightened risks. Although leverage will increase the Fund's investment return if its interest in an Investment Fund purchased with borrowed funds earns a greater return than the interest expense the Fund incurs to borrow those funds, leverage magnifies the Fund's exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile, and other risks tend to be compounded if the Fund borrows or uses leverage or its Investments Funds have their own embedded leverage.

Out of Market Risk. The Fund will at times, including for temporary defensive purposes in times of adverse or unstable market, economic or political conditions, or pending the anticipated purchase of an Investment Fund, hold assets in cash, money market instruments and other short-term investments that may be inconsistent with its principal investment strategies and that may impair the Fund's performance.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in Private Equity assets. The Fund's allocation of its investments across Investment Funds, Direct Investments and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser's analysis and judgment. It is possible that the Fund be exposed to an investment that performs poorly or underperforms other investments under various market conditions.

Valuation Risk. The Fund is subject to valuation risk, that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, or with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Fund's assets consist of Investment Funds and Direct Investments for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Accordingly, because there is not a readily available market value for most of the investments in the Fund's portfolio, substantially all of the fair value of the Investment Funds are determined by the Adviser in accordance with the Valuation Policy as stated above in Note 2.

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited) (continued)

Liquidity Risk. The Fund invests a significant amount of its assets in Investment Funds for which no public market exists. There can be no guarantee that the Fund's investments could ultimately be realized at the Fund's valuation of such investments.

Legal Risk. Legal, tax and regulatory changes could occur that may adversely affect or impact the Fund at any time. The legal, tax and regulatory environment for Private Equity funds is evolving, and changes in the regulation may materially adversely affect the ability of Investment Funds to pursue their investment strategies could have a material adverse impact on the Investment Fund's performance, and thus on that of the Fund.

Non-Diversified Status. The Fund is a 'non-diversified' investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under on assets that may be invested in the assets of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Macroeconomic Risks. Global events, including, without limitation, pandemics or other severe public health events, armed conflict (including wars, terrorist acts or security operations), natural disasters, rising interest rates, heightened inflation, supply chain disruptions, geopolitical risks, trade conflict, economic sanctions and volatility in the banking and financial sector have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. These adverse developments could negatively affect the Fund's performance or operations. The operational and financial performance of the Fund's investments depends on future developments, including the duration, spread and conclusion of these events and such uncertainty may in turn impact the value of the Fund's investments.

14.  Subsequent Events

Share subscriptions subsequent to the end of the period were approximately $184 million. The Board approved a share tender offer for September 30, 2025 to repurchase shares of up to 5% of Fund's NAV of which $364,000 has been accepted by shareholders for repurchase.

In addition to the subsequent event disclosed above, the Fund has evaluated the impact of all subsequent events through the date the consolidated financial statements were issued, and has determined that there were no other subsequent events that require disclosure in or adjustment to the consolidated financial statements or the accompanying notes.

(b)	Not applicable.

Item 2. Code of Ethics.

Not Applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not Applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not Applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	The Fund’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable to this semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Not Applicable to this semi-annual report.

(b)	Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by this Report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)	The Fund’s principal executive and principal financial officers have concluded, based on their evaluation of the Fund’s disclosure controls and procedures as of a date within 90 days of the filing date of this Report, that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are reasonably designed to ensure that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Fund in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Fund’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - Not applicable to this semi-annual report.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Coller Secondaries Private Equity Opportunities Fund

By:	/s/ Richard Jason Alexander Elmhirst
Richard Jason Alexander Elmhirst
Chief Executive Officer

Date:	December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By:	/s/ Richard Jason Alexander Elmhirst
Richard Jason Alexander Elmhirst
Chief Executive Officer

Date:	December 4, 2025

By:	/s/ Josh Schnurman
Josh Schnurman
Chief Financial Officer

Date:	December 4, 2025